Earnings Per Share - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Incremental shares included in the calculation of diluted earnings per share	1,150	2,100